Note 22 - Quaint Oak Bancorp, Inc. (Parent Company Only) - Statements of Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net Income	$ 3,245,000	$ 2,477,000
Depreciation expense	249,000	200,000
Amortization of subordinated debt issuance costs	34,000	34,000
Stock-based compensation expense	346,000	359,000
Net cash provided by (used in) operating activities	(43,761,000)	(1,852,000)
Investing Activities
Net cash used in investing activities	(113,162,000)	(36,848,000)
Dividends paid	(717,000)	(676,000)
Purchase of treasury stock	(349,000)	(339,000)
Proceeds from the reissuance of treasury stock	97,000	38,000
Proceeds from the exercise of stock options	101,000	190,000
Net cash used in financing activities	176,281,000	27,243,000
Net Decrease in Cash and Cash Equivalents	19,358,000	(11,457,000)
Cash and Cash Equivalents – Beginning of Year	14,555,000	26,012,000
Cash and Cash Equivalents – End of Year	33,913,000	14,555,000
Parent Company [Member]
Net Income	3,245,000	2,477,000
Undistributed net income in subsidiary	(3,087,000)	(2,936,000)
Depreciation expense	53,000	53,000
Amortization of subordinated debt issuance costs	34,000	34,000
Stock-based compensation expense	346,000	359,000
Decrease (increase) in other assets	(52,000)	(2,000)
Net cash provided by (used in) operating activities	539,000	(15,000)
Investing Activities
Purchase of property and equipment	(7,000)	(125,000)
Net cash used in investing activities	(7,000)	(125,000)
Dividends paid	(717,000)	(676,000)
Purchase of treasury stock	(349,000)	(339,000)
Proceeds from the reissuance of treasury stock	97,000	38,000
Proceeds from the exercise of stock options	101,000	190,000
Net cash used in financing activities	(868,000)	(787,000)
Net Decrease in Cash and Cash Equivalents	(336,000)	(927,000)
Cash and Cash Equivalents – Beginning of Year	669,000	1,596,000
Cash and Cash Equivalents – End of Year	$ 333,000	$ 669,000